DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income tax [Abstract]
DEFERRED INCOME TAXES
30 ■ Deferred Income Taxes

Recognition and Measurement
We record deferred income tax assets and liabilities where temporary differences exist between the carrying amounts of assets and liabilities in our balance sheet and their tax bases. The measurement and recognition of deferred income tax assets and liabilities takes into account: substantively enacted rates that will apply when temporary differences reverse; interpretations of relevant tax legislation; estimates of the tax bases of assets and liabilities; and the deductibility of expenditures for income tax purposes. In addition, the measurement and recognition of deferred tax assets takes into account tax planning strategies. We recognize the effect of changes in our assessment of these estimates and factors when they occur. Changes in deferred income tax assets and liabilities are allocated between net income, other comprehensive income, equity and goodwill based on the source of the change.
Current income taxes of $66 million have been provided in the year on the undistributed earnings of certain foreign subsidiaries. Deferred income taxes have not been provided on the undistributed earnings of all other foreign subsidiaries for which we are able to control the timing of the remittance, and it is probable that there will be no remittance in the foreseeable future. These undistributed earnings amounted to $18,016 million as at December 31, 2021.
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2021	As at December 31, 2020
Deferred tax assets
Tax loss carry forwards	$330	$456
Tax credits	10	13
Environmental rehabilitation	262	358
Post-retirement benefit obligations and other employee benefits	30	30
Other working capital	68	70
Other	5	3
	$705	$930
Deferred tax liabilities
Property, plant and equipment	(3,556)	(3,375)
Inventory	(416)	(463)
Accrued interest payable	3	(28)
	($3,264)	($2,936)
Classification:
Non-current assets	$29	$98
Non-current liabilities	(3,293)	(3,034)
	($3,264)	($2,936)
Expiry Dates of Tax Losses

	2022	2023	2024	2025	2026+	No expiry date	Total
Non-capital tax losses[1]
Barbados	$97	$399	$213	$220	$138	$—	$1,067
Canada	—	—	—	—	2,146	—	2,146
Chile	—	—	—	—	—	894	894
Saudi Arabia	—	—	—	—	—	349	349
Tanzania	—	—	—	—	—	1,296	1,296
United Kingdom	—	—	—	—	—	190	190
Zambia	32	2	2	1	11	—	48
Others	—	—	—	—	59	45	104
	$129	$401	$215	$221	$2,354	$2,774	$6,094
[1]Represents the gross amount of tax loss carry forwards translated at closing exchange rates at December 31, 2021.

The non-capital tax losses include $4,995 million of losses which are not recognized in deferred tax assets. Of these, $99 million expire in 2022, $401 million expire in 2023, $214 million expire in 2024, $221 million expire in 2025, $2,287 million expire in 2026 or later, and $1,772 million have no expiry date.

Recognition of Deferred Tax Assets
We recognize deferred tax assets taking into account the effects of local tax law. Deferred tax assets are fully recognized when we conclude that sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. The main factors considered are:
•Historic and expected future levels of taxable income;
•Tax plans that affect whether tax assets can be realized; and
•The nature, amount and expected timing of reversal of taxable temporary differences.

Levels of future income are mainly affected by: market gold, copper and silver prices; forecasted future costs and expenses to produce gold and copper; quantities of proven and probable gold and copper reserves; market interest rates; and foreign currency exchange rates. If these factors or other circumstances change, we record an adjustment to the recognition of deferred tax assets to reflect our latest assessment of the amount of deferred tax assets that is probable will be realized.

Deferred Tax Assets Not Recognized

	As at December 31, 2021	As at December 31, 2020
Argentina	$118	$105
Australia	302	298
Barbados	27	10
Canada	966	1,127
Chile	1,059	1,037
Côte d'Ivoire	6	6
Mali	11	9
Peru	79	281
Saudi Arabia	71	70
Tanzania	105	110
United Kingdom	36	36
Zambia	3	40
	$2,783	$3,129
Deferred tax assets not recognized relate to: non-capital loss carry forwards of $1,048 million (2020: $1,168 million), capital loss carry forwards with no expiry date of $321 million (2020: $323 million), and other deductible temporary differences with no expiry date of $1,414 million (2020: $1,638 million).

Source of Changes in Deferred Tax Balances
For the years ended December 31	2021	2020
Temporary differences
Property, plant and equipment	($181)	($112)
Environmental rehabilitation	(97)	29
Tax loss carry forwards	(127)	(54)
AMT and other tax credits	(3)	(14)
Inventory	48	81
Other	32	(10)
	($328)	($80)
Intraperiod allocation to:
Income from continuing operations before income taxes	($345)	($151)
Income Tax Payable	(2)	65
Other comprehensive (income) loss	19	(6)
Other	—	12
	($328)	($80)

Income Tax Related Contingent Liabilities
	2021	2020
At January 1	$266	$327
Net additions based on uncertain tax positions related to prior years	19	39
Reductions for tax positions of prior years	(28)	(100)
At December 31[1]	$257	$266
1If reversed, the total amount of $257 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

Tax Years Still Under Examination
Argentina	2010-2011, 2015-2021
Australia	2017-2021
Canada	2015-2021
Chile	2015-2021
Côte d'Ivoire	2020-2021
Democratic Republic of Congo	2019-2021
Dominican Republic	2015-2021
Mali	2017-2021
Papua New Guinea	2006-2021
Peru	2015-2021
Saudi Arabia	2020-2021
Tanzania	2018-2021
United States	2021
Zambia	2018-2021